Leases (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 07, 2020	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating lease, cost			$ 642,926	$ 982,414	$ 2,458,229	$ 3,082,499	$ 4,054,423	$ 1,112,362
Operating Lease, Right-of-Use Asset		$ 2,048,900	2,048,900		2,048,900		18,292,196	$ 3,980,649
Operating Lease, Liability		2,254,176	2,254,176		2,254,176		20,945,754
Lessee, Operating Lease, Liability, to be Paid		3,007,352	3,007,352		3,007,352		$ 41,948,685
Lease description							which expire at various dates through 2032.
Debt instrument, interest rate percentage							12.00%	12.00%	12.00%
Cash deposit with bank							$ 185,606	$ 160,910
Letter of Credit [Member] | Twelve Amended Senior Secured Notes [Member] | BRF Finance Co LLC [Member]
Debt instrument, interest rate percentage	12.00%
Landlords	$ 3,024,232
December One Two Thousand And Twenty One And October One Two Thousand And Twenty Two [Member]
Lessee, Operating Lease, Liability, to be Paid		1,000,000	1,000,000		1,000,000
October One Two Thousand And Twenty Two [Member]
Lessee, Operating Lease, Liability, to be Paid		1,000,000	1,000,000		1,000,000
October One Two Thousand And Twenty Three [Member]
Lessee, Operating Lease, Liability, to be Paid		4,000,000	4,000,000		4,000,000
October One Two Thousand And Twenty Three And October One Two Thousand And Twenty Four [Member]
Lessee, Operating Lease, Liability, to be Paid		4,000,000	4,000,000		4,000,000
Lease Arrangement [Member]
Operating Lease, Right-of-Use Asset		15,673,474	15,673,474		15,673,474
Operating Lease, Liability		17,934,940	$ 17,934,940		$ 17,934,940
Gain (Loss) on Termination of Lease		9,606,121
[custom:LossOnTerminationOfLease]		7,344,655
Proceeds from Lease Payment, Operating Activity		10,000,000
Advertising Expense		$ 1,475,000
Minimum [Member]
Lease term		1 year 6 months	1 year 6 months		1 year 6 months		1 year 6 months
Maximum [Member]
Lease term		7 years 10 months 24 days	7 years 10 months 24 days		7 years 10 months 24 days		12 years 9 months 18 days